Related party transactions (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Jun. 30, 2024
Outstanding balances for related party transactions [abstract]
Transactions with related parties	$ 0	$ 0
Receivables due from related parties		0	$ 0
Payables to related parties		0	0
Loans from related parties		0	0
Amounts payable, related party transactions		$ 0	$ 0